Inventories - Summary of Inventories (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Raw materials and consumables	£ 1,772	£ 1,170
Work in progress	1,889	2,395
Finished goods	2,122	2,431
Total	£ 5,783	£ 5,996